Stockholders' Equity - Additional Information (Detail) (USD $)				9 Months Ended		9 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Sep. 30, 2013 Inventergy Inc [Member]	Sep. 30, 2013 Inventergy Inc [Member] Maximum [Member]	Sep. 30, 2013 Inventergy Inc [Member] Convertible Preferred Stock Series A One [Member]	Sep. 30, 2013 Inventergy Inc [Member] Convertible Preferred Stock Series A Two [Member]	Sep. 30, 2013 Inventergy Inc [Member] Redeemable Convertible Preferred Stock [Member]
Debt conversion, converted instrument, issuance date, month and year				2013-01
Debt conversion, converted instrument, shares issued				5,000,000
Debt instrument, conversion price				$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	125,000,000	135,000,000
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000				10,000,000
Proceeds from issuance of redeemable convertible preferred stock				$ 4,950,000		$ 3,308,874	$ 1,134,016
Temporary equity, redemption price per share						$ 0.55	$ 0.96
Temporary equity, liquidation preference per share						$ 0.0100	$ 1.6996
Temporary equity, redemption value				$ 50,000,000
Preferred stock, voting rights								Holders of redeemable convertible preferred stock are entitled to one vote for each share of common stock into which their shares can be converted. Holders of Series A redeemable convertible preferred stock together are entitled to appoint one director of the Company.